EXHIBIT 99.3

AMC Exception Grades

Exception Grades
Run Date - 3/2/2026 2:24:02 PM

Deal ID	SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	[redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-01-06): [redacted] received [redacted], LOE, proof of mailing & copy of refund check. Buyer Comment (2026-01-05): [redacted] cure documentation uploaded for review.		01/06/2026		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
2	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		The Hazard Insurance Policy Effective Date [redacted] is after the note date [redacted].				Reviewer Comment (2026-01-06): Cleared. Received [redacted] reflecting disbursement date as [redacted]. Buyer Comment (2025-12-31): Submitted [redacted] docs with correct disbursement date of [redacted]	01/06/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
3	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower and [redacted] both signed the note as individual and as trustee. There are only credit documents in the file for the [redacted]. The note will need to be corrected showing [redacted] as trustee only.				Reviewer Comment (2026-01-16): Corrected Note received, exception cleared. Buyer Comment (2026-01-13): Submitted re-signed Note, PP Addendum to Note and [redacted] Addendum with spouse signing as Trustee only, as well as the [redacted]	01/16/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
4	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE is missing for the borrower.				Reviewer Comment (2025-12-26): Received required documentation. Condition cleared. Buyer Comment (2025-12-22): Submitted VVOE for review.	12/26/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
4	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE is missing of [redacted] for [redacted]				Reviewer Comment (2026-01-06): Updated VVOE received and verified. Exception cleared. Buyer Comment (2025-12-31): Submitted correct VVOE doc for review. Reviewer Comment (2025-12-26): Received VVOE, however the document is dated post closing which does not meet ATR requirements. DD is unable to clear. Buyer Comment (2025-12-22): Submitted VVOE for review.	01/06/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
4	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	VVOE is missing of [redacted] for [redacted]				Reviewer Comment (2026-01-06): Updated VVOE received and verified. Exception cleared. Buyer Comment (2025-12-31): Submitted correct VVOE doc for review. Reviewer Comment (2025-12-26): Received VVOE, however the document is dated post closing which does not meet ATR requirements. DD is unable to clear. Buyer Comment (2025-12-22): Submitted VVOE for review.	01/06/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
4	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE is missing of [redacted] for [redacted]				Reviewer Comment (2026-01-06): Updated VVOE received and verified. Exception cleared. Buyer Comment (2025-12-31): Submitted correct VVOE doc for review. Reviewer Comment (2025-12-26): Received VVOE, however the document is dated post closing which does not meet ATR requirements. DD is unable to clear. Buyer Comment (2025-12-22): Submitted VVOE for review.	01/06/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
4	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	VVOE is missing of [redacted] for [redacted]				Reviewer Comment (2026-01-06): Updated VVOE received and verified. Exception cleared.	01/06/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
4	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	[redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-01-05): [redacted] received corrected [redacted] with fees reconciled with final SS and LOE.

Buyer Comment (2026-01-04): Submitted [redacted] with explanation and Disclosure Tracking, plus the Final SS used to reconcile the recording fee decrease.

Reviewer Comment (2026-01-02): [redacted] received VOE but no documents to verify increase in recording fee from $[redacted] to $[redacted]. As per available COC dated [redacted] the reason provided for increase in Govt. cost is not valid/sufficient. Please provide information as to what changed circumstance occurred (as defined under[redacted],(e)([redacted],)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-12-31): Submitted correct VVOE doc for review.
																			01/05/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
5	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	-	Final 1003 application is missing for Co-borrower. Both trustees signed as individuals.				Reviewer Comment (2026-01-08): Received Note and Prepayment Addendum to Note with [redacted] signing as Trustee only not as individually. Exception Cleared. Buyer Comment (2026-01-05): Submitted corrected Note and PP Addendum to Note with [redacted] signing as Trustee only and not as Individually	01/08/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
5	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report and credit report for Co-Borrower "[redacted]" is missing in the Loan file.				Reviewer Comment (2026-01-08): Received Note and Prepayment Addendum to Note with [redacted] signing as Trustee only not as individually. Exception Cleared. Buyer Comment (2026-01-05): Submitted corrected Note and PP Addendum to Note with [redacted] signing as Trustee only and not as Individually	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
6	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Require HOI policy starting from [redacted].				Reviewer Comment (2026-01-06): [redacted] received, exception cleared. Buyer Comment (2025-12-31): Submitted [redacted] docs with correct disbursement date for review.	01/06/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
7	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2026-01-08): Cleared. Received required document. Buyer Comment (2026-01-06): Borrower signed estimated SS and Certificated final SS uploaded for review. Reviewer Comment (2025-12-19): Received Final closing statement is not signed by borrower. Exception remains. Buyer Comment (2025-12-17): Final SS uploaded for review.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
8	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]. It appears the buyers attorney fee was not included in the prepaid finance charges.	Reviewer Comment (2026-01-15): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2026-01-13): Submitted [redacted] docs for review.

Reviewer Comment (2025-12-23): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2025-12-23): Please provide LOE documenting fee purpose since the fee was paid to the title company.  Per TRID Grid[redacted], Additional Considerations, Row [redacted]: PlacementWhile fee naming conventions is outside of scope, for purposes of fee tolerance testing, creditors should ensure that fee names used are substantially consistent across all disclosures and describes the actual service or function representing the cost. The regulations require creditors to label the loan costs using terminology that describes each item clearly and conspicuously and describes the service or administrative function that the charge pays for in a manner that is reasonably understood by consumers[redacted](f)([redacted])-[redacted]In loan files where fee names/descriptions change from one disclosure to another, to the extent the fee names used are substantially similar in description and function and can be reasonably matched to prior estimates, TPRs will consider these the same fee(s) for tolerance testing purposes. Example: LE discloses $[redacted] "Settlement/Closing Fee" while CD discloses $[redacted] "Title - Escrow Closing Fee"; or LE discloses $[redacted] "Mobile Notary Fee" while CD discloses $[redacted] "Mobile Signing Fee"However, for distinctly different fees or fee descriptions that represent different costs or services or purpose, TPRs will NOT consider these the same fee(s) for tolerance testing purposes. Additional documentation or, if name was incorrectly disclosed on the CD, a revised disclosures to reflect actual name for fees/services provided, will be required to address fee tolerance and other violations resulting from incorrect or inconsistent use of fee names. A verbal explanation or rebuttal comment indicating that certain fees are the same will not be sufficient. Example: LE discloses $[redacted] Origination Fee; CD discloses $[redacted]discount points; or LE discloses $[redacted] "Admin Fee" while CD discloses $[redacted] "Doc Prep Fee"

Buyer Comment (2025-12-22): Per the final closing disclosure Section H, the fee you have included for attorney review $[redacted] states "Attorney - Buyer Representation Fee to [redacted]", per §[redacted], (a)([redacted],) & §[redacted],(c) the attorney review fee can be excluded as this is not a required service, required imposition of the charge and not a portion retained.  What should have been included but was not included is the [redacted] Appraisal Management fee of $[redacted] or the Title - Archive fee of $[redacted].

Reviewer Comment (2025-12-22): The attorney fee disclosed in section H, is paid to the closing firm.  Closing and settlement costs are tested as a finance charge.  Fee purpose determines if a fee is applicable to finance charge calculations.

Buyer Comment (2025-12-18): [redacted] includes the Attorney Review Fee for $[redacted] located in Section "H" of the [redacted] and paid to [redacted] is a fee that should be excluded from testing.
																				01/15/2026		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
8	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated[redacted]. It appears the buyers attorney fee was not included in the prepaid finance charges.	Reviewer Comment (2026-01-15): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2026-01-13): Submitted [redacted] docs for review.

Reviewer Comment (2025-12-23): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2025-12-23): Please provide LOE documenting fee purpose since the fee was paid to the title company.  Per TRID Grid[redacted], Additional Considerations, Row [redacted]: PlacementWhile fee naming conventions is outside of scope, for purposes of fee tolerance testing, creditors should ensure that fee names used are substantially consistent across all disclosures and describes the actual service or function representing the cost. The regulations require creditors to label the loan costs using terminology that describes each item clearly and conspicuously and describes the service or administrative function that the charge pays for in a manner that is reasonably understood by consumers [redacted],(f)([redacted],)-[redacted],In loan files where fee names/descriptions change from one disclosure to another, to the extent the fee names used are substantially similar in description and function and can be reasonably matched to prior estimates, TPRs will consider these the same fee(s) for tolerance testing purposes. Example: LE discloses $[redacted] "Settlement/Closing Fee" while CD discloses $[redacted] "Title - Escrow Closing Fee"; or LE discloses $[redacted] "Mobile Notary Fee" while CD discloses $[redacted] "Mobile Signing Fee"However, for distinctly different fees or fee descriptions that represent different costs or services or purpose, TPRs will NOT consider these the same fee(s) for tolerance testing purposes. Additional documentation or, if name was incorrectly disclosed on the CD, a revised disclosures to reflect actual name for fees/services provided, will be required to address fee tolerance and other violations resulting from incorrect or inconsistent use of fee names. A verbal explanation or rebuttal comment indicating that certain fees are the same will not be sufficient. Example: LE discloses $[redacted] Origination Fee; CD discloses $[redacted] discount points; or LE discloses $[redacted] "Admin Fee" while CD discloses $[redacted] "Doc Prep Fee"

Buyer Comment (2025-12-22): Per the final closing disclosure Section H, the fee you have included for attorney review $[redacted] states "Attorney - Buyer Representation Fee to [redacted]", per §[redacted], (a)([redacted],) & §[redacted],(c) the attorney review fee can be excluded as this is not a required service, required imposition of the charge and not a portion retained.  What should have been included but was not included is the [redacted] Appraisal Management fee of $[redacted] or the Title - Archive fee of $[redacted].

Reviewer Comment (2025-12-22): The attorney fee disclosed in section H, is paid to the closing firm. Closing and settlement costs are tested as a finance charge. Fee purpose determines if a fee is applicable to finance charge calculations.

Buyer Comment (2025-12-18): [redacted] includes the Attorney Review Fee for $[redacted] located in Section "H" of the [redacted] and paid to [redacted] is a fee that should be excluded from testing.
																				01/15/2026		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
8	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)	[redacted] High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.					Reviewer Comment (2026-01-21): High Cost overage cured. Buyer Comment (2026-01-21): Submitted lender attestation for review.	01/21/2026			1		A		A		A		A		A		GA	Primary	Purchase	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
8	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on Note and/or Security Instrument)	[redacted] High-Cost Loan: Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.					Reviewer Comment (2026-01-21): High Cost overage cured. Buyer Comment (2026-01-21): Submitted lender attestation for review.	01/21/2026			1		A		A		A		A		A		GA	Primary	Purchase	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
8	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Georgia High-Cost Loan (Points and Fees)	[redacted] Fair Lending Act: Points and Fees on subject loan of [redacted]% is in excess of the allowable maximum of [redacted]% of the Total Loan Amount. Points and Fees total $[redacted] on a Total Loan Amount of $[redacted] vs. an allowable total of $[redacted] (an overage of $[redacted] or .[redacted]%). Non-Compliant High-Cost Loans.	Reviewer Comment (2026-01-21): [redacted] received LOE to borrower, copy of refund check, proof of mailing, and lender attestation stating they have not received notice of the compliance failure from the borrower. Buyer Comment (2026-01-21): Submitted lender attestation for review.	01/21/2026	2	B	B	B	B	B	GA	Primary	Purchase	Within 90 days of loan closing and prior to receiving notice from the borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 90 days of discovery, provide:
																																					(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
9	[redacted]	[redacted]	[redacted]	[redacted]	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.	Per lender guides, the following is required for private rental history: No private [redacted]s permitted unless supported with [redacted] months bank statements, cancelled checks, or bank debts. these were not located in the file.	Reviewer Comment (2026-01-09): Received [redacted] months payment history along with letter of explanation for all the payments. Exception cleared.

Buyer Comment (2026-01-06): LOE and supporting documentation for VOR uploaded for review.

Reviewer Comment (2025-12-22): No new document received. Referenced bank statements does not reflect rent amount of $[redacted] under debit which is per VOR. Provide [redacted] months housing payment history. Exception remains.

Buyer Comment (2025-12-18): The VOR was provided Doc ID [redacted] , the rental payment history was provided via Regions [redacted] statements [redacted]  and [redacted] .
																			01/09/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
10	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		File is missing the final Closing statement/HUD from the sale of the departure residence. To meet ATR requirements, evidence of the funds prior to closing must be provided.				Reviewer Comment (2026-01-06): Received final closing statement of the departure residence. Exception cleared. Buyer Comment (2025-12-31): Submitted CTC ALTA for sale of the departure home for review.	01/06/2026			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	D	A	A	A	Non QM	Non QM	No
11	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO property - [redacted] Insurance verification is missing				Reviewer Comment (2025-12-30): Vacant land, insurance not required. Buyer Comment (2025-12-26): [redacted] is vacant land per the Property Report under doc ID [redacted] and the Fraud report under doc ID [redacted] , page [redacted] .	12/30/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
11	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page [redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]). The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.	Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page [redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]). The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.				Reviewer Comment (2026-01-09): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2026-01-07): Submitted [redacted] docs for review.		01/09/2026		2	C	B	C	B	C	B	C	B	C	B		UT	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
11	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Executed Transfer Deed was not provided.				Reviewer Comment (2025-12-30): Deed is not required. Title commitment shows title vested in[redacted] and loan closed in the name of same LLC as per Security instrument. Buyer Comment (2025-12-26): Loan closed in the name of [redacted] vested since [redacted] per Title under doc ID [redacted] to which borrower is owning member per doc IDs [redacted] and [redacted]	12/30/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
11	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the most recent [redacted] month pay history for the subject property. In addition, a signed/close out letter for the Heloc paid at closing was not located				Reviewer Comment (2025-12-30): [redacted] month history verified by bank statement [redacted] , and the loan is not a HELOC, exception cleared. Buyer Comment (2025-12-29): Title report under doc ID [redacted] and Payoff letter under doc ID [redacted] indicate the lien is a loan, not a HELOC.	12/30/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
12	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Verification appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-12-30): Borrower signed [redacted] days delivery waiver on [redacted] Buyer Comment (2025-12-26): Evidence appraisal sent to borrower is located in your under doc ID [redacted] with a send date of [redacted] . Loan consummation date was [redacted] . Appraisal delivery waiver was also executed on [redacted] under doc ID [redacted] .	12/30/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
12	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Initial closing disclosure is issued less than [redacted] days prior to closing.				Reviewer Comment (2026-01-07): [redacted] received Initial CD and proof of receipt. Buyer Comment (2026-01-04): Submitted Initial CD [redacted] with COC for review. Disclosure Tracking Summary under doc [redacted] reflects borrower receipt on [redacted]	01/07/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
12	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. Please provide updated coverage or final title policy evidencing the correct coverage amount.				Reviewer Comment (2026-01-02): Title policy received with coverage amount, exception cleared Buyer Comment (2025-12-29): Submitted Title Supplement for review.	01/02/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
13	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Sufficient cure was provided, however does not cover all TRID fee violations.				Reviewer Comment (2025-12-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on [redacted]) resulting in a cleared exception. Buyer Comment (2025-12-29): [redacted] under doc ID [redacted] reflects a $[redacted] cure for the overage.	12/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
13	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	File is missing a valid change of circumstance for the increase in the Transfer taxes from $[redacted] to $[redacted] on the final CD.				Reviewer Comment (2026-01-08): [redacted] received a valid COC. Buyer Comment (2026-01-08): COC uploaded for review.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
13	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-08): Sufficient Cure Provided At Closing		01/08/2026		1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
15	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation)	[redacted] Constitution Section [redacted]: Previous loan refinanced within [redacted] month period of consummation					Reviewer Comment (2026-01-08): Last Transaction date is of [redacted] . No transaction within [redacted] months. Buyer Comment (2026-01-05): Credit report under doc ID [redacted] and Fraud report under doc ID [redacted] ([redacted] ) both reflect the subject's prior mortgage that was paid with this transaction as being opened in [redacted] . Please advise.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
15	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-12-31): Sufficient Cure Provided At Closing		12/31/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
16	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Credit report is missing.				Reviewer Comment (2026-01-08): Received Credit Report for the borrower. Exception cleared. Buyer Comment (2026-01-05): Submitted Credit Report to [redacted] for review.	01/08/2026			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
16	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Guideline requirement not met due to missing credit report document.				Reviewer Comment (2026-01-08): Received Credit Report for the borrower. Exception cleared. Buyer Comment (2026-01-05): Submitted Credit Report	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
16	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guideline requirement not met due to missing credit report document.				Reviewer Comment (2026-01-08): Received Credit Report for the borrower. Exception cleared. Buyer Comment (2026-01-05): Submitted Credit Report	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
16	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Guideline requirement not met due to missing credit report document.				Reviewer Comment (2026-01-08): Received Credit Report for the borrower. Exception cleared.	01/08/2026			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
16	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Guideline requirement not met due to missing credit report document.				Reviewer Comment (2026-01-08): Received Credit Report for the borrower. Exception cleared. Buyer Comment (2026-01-05): Submitted Credit Report	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
18	[redacted]	[redacted]	[redacted]		[redacted]			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form [redacted] D/[redacted] was not provided.	-					Reviewer Comment (2026-01-08): The photo of installation of double straps on the water heater provided with the initial package. Exception Cleared Buyer Comment (2026-01-05): Appraisal was completed subject to the installation of double straps on the water heater. Photo under doc ID D[redacted] (page [redacted]) in your portal was provided as alternative method of verification deemed "equivalent" to a [redacted]D.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	A	A			C	A		N/A	No
20	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2026-01-09): Received credit report. Exception cleared. Buyer Comment (2026-01-06): Submitted Credit Report for review.	01/09/2026			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
20	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved exception to utilize rent receipts for cash payments for primary residence housing history. Borrower previously paid checks for rent payments to landlord/ family member. ; lease provided and VOR. Rent receipts provided for cash payments for primary housing history with no proof of withdrawal from bank account. Compensating factor. Experienced investor, LTV [redacted] % + below max, [redacted] +, [redacted] plus months reserves and No Mortgage lates.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted]	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2026-01-06): Client elects to waive with comp factors. Buyer Comment (2026-01-06): Please escalate, as this should not be released as a finding, rather downgraded to Level [redacted] with Lender Approved Exception.			01/06/2026	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
21	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant[redacted] business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.				Reviewer Comment (2026-01-13): Appraisal receipt for waiver is received and verified. Exception cleared. Buyer Comment (2026-01-09): Submitted appraisal delivery waiver	01/13/2026			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
21	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least[redacted] business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2026-01-13): Evidence of receipt provided. Buyer Comment (2026-01-13): Proof the appraisal was downloaded on [redacted] , prior to closing has been uploaded for review, which meets [redacted]requirements with Waiver.	01/13/2026			1		A		A		A		A		A		GA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
23	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2026-01-08): No new document received. Supplemental title report was provided with the initial package. Exception cleared. Buyer Comment (2026-01-05): Title Supplement reflecting a [redacted] loan amount was included in the initial shipping package and is located in y our portal under [redacted]	01/08/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Investment	Refinance - Cash-out - Other		B	A	B	A			A	A		N/A	No
25	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.					Reviewer Comment (2026-01-07): Cleared. Received appraisal waiver. Buyer Comment (2026-01-07): Submitted appraisal waiver for review.	01/07/2026			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
25	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing additional [redacted] Months statements for Account #[redacted] . Guidelines require [redacted] Months statements for Asset Utilization Income.				Reviewer Comment (2026-01-07): Received additional statements. Buyer Comment (2026-01-07): Submitted missing [redacted] stmt and [redacted] stmt for [redacted], as well as Source of Funds from sale of REO for large wire of [redacted] prior to transferring [redacted] to open P[redacted] on [redacted]. Trail completes [redacted] minimum requirement.	01/07/2026			1	B	A	C	A	B	A	C	A	B	A		VA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
25	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing additional [redacted] Months statements for Account #[redacted] . Guidelines require [redacted] Months statements for Asset Utilization Income.				Reviewer Comment (2026-01-07): Received additional statements. Buyer Comment (2026-01-07): Submitted missing [redacted] stmt and [redacted] stmt for [redacted], as well as Source of Funds from sale of REO for large wire of [redacted] prior to transferring [redacted] to open [redacted] on [redacted]. Trail completes [redacted] minimum requirement.	01/07/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
25	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing additional [redacted] Months statements for Account #[redacted] . Guidelines require [redacted] Months statements for Asset Utilization Income.				Reviewer Comment (2026-01-07): Received additional statements. Buyer Comment (2026-01-07): Submitted missing [redacted] stmt and [redacted] stmt for [redacted], as well as Source of Funds from sale of [redacted]for large wire of [redacted] prior to transferring [redacted] to open [redacted] on [redacted]. Trail completes [redacted] minimum requirement.	01/07/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
27	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the last page of the final CD supporting the payoffs.				Reviewer Comment (2026-01-07): Cleared. Received all pages of CD. Buyer Comment (2026-01-07): [redacted] all pages uploaded for review.	01/07/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
28	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least[redacted] business days prior to closing.	No CD Issued less than [redacted] days prior to closing and received by the borrower less than [redacted] business days prior to closing.				Reviewer Comment (2026-01-08): [redacted] received [redacted] CD received [redacted] prior to consummation. Buyer Comment (2026-01-08): Submitted Initial CD [redacted] for review.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
29	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted] , prior to [redacted] business days from transaction date of [redacted]					Reviewer Comment (2026-01-16): Received required documentation. Condition cleared. Buyer Comment (2026-01-16): Submitted [redacted], LOE, and Disclosure Tracking reflecting the correct Disbursement Date.	01/16/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
29	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.	Reviewer Comment (2026-01-20): [redacted] received & associated. Exception cleared.

Buyer Comment (2026-01-16): Submitted updated broker processor's cert for review.

Reviewer Comment (2026-01-16): The documentation provided states that the appraisal was sent to the borrowers on [redacted] however a date to confirm when the borrower received the appraisal is not provided.

Buyer Comment (2026-01-13): Submitted broker certification of [redacted]for review.

Reviewer Comment (2026-01-12): Appraisal provided date is [redacted] & delivered on [redacted] which is not prior [redacted] of closing. Exception remains.

Buyer Comment (2026-01-07): Proof of Appraisal and Revised Appraisal delivery being sent on [redacted] were included in the initial shipping package and located in your portal under [redacted] and [redacted]. Loan consummation date was [redacted] meeting the requirement if using the mail rule.
																			01/20/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
30	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Evidence was provided of when the appraisal was sent but not when the borrower received the report.				Reviewer Comment (2026-01-13): Appraisal receipt for waiver is received and verified. Exception cleared. Buyer Comment (2026-01-08): Submitted signed appraisal delivery waiver dated [redacted]	01/13/2026			1	B	A	B	A	B	A	B	A	B	A		TX	Second Home	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
30	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.				Reviewer Comment (2026-01-08): [redacted] received [redacted] CD received [redacted] prior to consummation. Buyer Comment (2026-01-08): Submitted Initial CD [redacted]. Disclosure Tracking Summary under [redacted] reflects borrower received same day.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
30	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving subject property being in a Rural Location. Compensating factors are FICO [redacted] + POINTS, DTI is [redacted] % below max and [redacted]	Borrower has verified disposable income of at least $[redacted] . Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] % and $[redacted] . The qualifying DTI on the loan is at least [redacted] % less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	DTI: [redacted] % Guideline Maximum DTI: [redacted] % Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-07): Client elects to waive with compensating factors.			01/07/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
32	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Earlier receipt was not provided.				Reviewer Comment (2026-01-20): [redacted] received CD dated [redacted] Buyer Comment (2026-01-16): Initial CD uploaded for review.	01/20/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
35	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-06): Sufficient Cure Provided At Closing		01/06/2026		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
37	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2026-01-14): Received required documentation. Condition cleared. Buyer Comment (2026-01-14): Submitted [redacted]forms for review. Please note this is an Express Doc and only the most recent year would be required to validate if applicable.	01/14/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
37	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing signed [redacted]-C for all borrowers, causing the loan to waterfall through QM Testing, resulting in a Loan Designation discrepancy.				Reviewer Comment (2026-01-14): Received required documentation. Condition cleared. Buyer Comment (2026-01-14): Submitted [redacted]forms for review. Please note this is an Express Doc and only the most recent year would be required to validate if applicable.	01/14/2026			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
37	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	[redacted]Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure not provided [redacted]days prior to loan closing date.	Reviewer Comment (2026-01-14): Exception cleared based on shorten timeframe from app date to closing [redacted] with Flood Cert being provided [redacted] after application. In addition, flood insurance was in place [redacted]later, and [redacted] ahead of closing, supporting the fact the borrower was aware of their obligation for obtaining flood insurance.

Reviewer Comment (2026-01-12): Notice Of Special Flood Hazards Disclosure Provided Date[redacted] > Note Less [redacted] Calendar [redacted]. Exception is an EV2 and is for informational purposes only.

Buyer Comment (2026-01-07): Flood Hazard Notices under [redacted] and [redacted] were signed on [redacted] with the initial package that was sent to the borrowers on [redacted]
																			01/14/2026			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
37	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing signed [redacted]-C for all borrowers, causing the loan to waterfall through QM Testing.				Reviewer Comment (2026-01-14): Received required documentation. Condition cleared. Buyer Comment (2026-01-14): Submitted [redacted]forms for review. Please note this is an Express Doc and only the most recent year would be required to validate if applicable.	01/14/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
38	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance document is missing.				Reviewer Comment (2026-01-12): Received hazard insurance verification and associated, Exception Cleared Buyer Comment (2026-01-07): The insurance for [redacted], was provided in the initial shipping package [redacted] page [redacted]	01/12/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
39	[redacted]	[redacted]	[redacted]	[redacted]	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception: Approved Lender Exception - Use of Deal Memorandum in lieu of a Divorce Decree. Compensating Factor: [redacted] DTI, [redacted] Reserve, [redacted] Residual income, [redacted] Credit Score	Borrower has verified disposable income of at least $[redacted] .

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] % and $[redacted] .

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]

															The qualifying DTI on the loan is at least [redacted] less than the guideline maximum.	Loan to Value: [redacted] Guideline Maximum Loan to Value: [redacted] DTI: [redacted] Guideline Maximum DTI: [redacted]	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-07): Client elects to waive with compensating factors.			01/07/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
39	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] prior to closing.	Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] prior to closing.				Reviewer Comment (2026-01-08): [redacted] received CD dated [redacted] Buyer Comment (2026-01-07): Initial CD and COC form uploaded for review.	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
39	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus [redacted] or [redacted]. [redacted] over legal limit. Insufficient or no cure was provided to the borrower.	[redacted] Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus [redacted] or [redacted]. [redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-01-20): [redacted] received corrected [redacted] and LOE

Buyer Comment (2026-01-16): Final settlement statement and [redacted] documentation reflecting the recording fees had decreased.

Reviewer Comment (2026-01-08): [redacted] received Changed Circumstance dated [redacted] , but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason recording fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of [redacted], LOE, proof of mailing and copy of refund check.

Buyer Comment (2026-01-07): The COC form for this event was uploaded to trailing docs.
																			01/20/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
39	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted]Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. [redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted].[redacted] over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-01-08): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on [redacted]) resulting in a cleared exception." Buyer Comment (2026-01-07): The final closing disclosure Doc ID [redacted] reflects the cure of $[redacted] was provided at closing per page [redacted] "Lender Credits (Includes $[redacted] credit for increase in Closing Costs above legal limit)".	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
39	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation to verify a [redacted] housing history is not located in the file.				Reviewer Comment (2026-01-12): Per the documentation there was no mortgage associated with primary property, Exception Cleared Buyer Comment (2026-01-07): The prior primary residence at [redacted] was sold on [redacted] , per documentation provided in the initial shipping package Doc ID [redacted] , per the Divorce Decree Doc ID [redacted] , per the documentation there was no mortgage associated with this property. Additionally, the deposit of funds from the sale were also documented via [redacted] .	01/12/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
39	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2026-01-20): Sufficient Cure Provided At Closing		01/20/2026		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
44	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception property is located on dirt/gravel road which requires property to be considered rural	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] and [redacted] Seasoned Borrower/Investor whose experience exceeds [redacted] completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted] The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Loan to Value: [redacted]% Guideline Maximum Loan to Value: [redacted]% Guidelines Representative FICO: [redacted]Representative FICO: [redacted]	SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-08): Client elects to waive with compensating factors.			01/08/2026	2		B		B		B		B		B		FL	Investment	Purchase		A	B	A	B			A	A		N/A	No
48	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for using [redacted]report for [redacted]income to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] The Debt Service Coverage Ratio [redacted] is greater than the guideline requirement by .[redacted]	Reserves: [redacted] Guideline Requirement: [redacted]	Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-01-08): Client elects to waive with compensating factors.			01/08/2026	2	B	B	B	B	B	B	B	B	B	B		NC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
48	[redacted]	[redacted]	[redacted]	[redacted]	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File is missing the most recent [redacted] pay history for the subject property.	Reviewer Comment (2026-01-09): Per lender clarification, the missing subject history is acceptable per [redacted] guides.

Reviewer Comment (2026-01-08): The pay history would be required for the subject property. Condition remains.

Buyer Comment (2026-01-08): Per guidelines section [redacted] "Rent Free or Incomplete housing history: Open and active mortgage(s) reporting on initial credit for minimum [redacted] months is permitted to satisfy housing history.  A minimum [redacted] months' previous mortgage history reporting on initial credit within the last [redacted] months is permitted to satisfy housing history.", the credit report Doc ID [redacted] has [redacted]  mortgages reporting [redacted] months reporting respectively, which meets guideline requirements.
																			01/09/2026			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
51	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] prior to closing.	Closing Disclosure not provided to Borrower at least [redacted] business days prior to closing.				Reviewer Comment (2026-01-13): [redacted] received disclosure summary for CD dated [redacted] Buyer Comment (2026-01-09): Initial CD tracking denoting the documents were sent and viewed on [redacted] uploaded for review.	01/13/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
51	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for occupant borrower has a fico of [redacted] Guideline requires [redacted]	Borrower has been employed in the same industry for more than [redacted] Borrower has verified disposable income of at least [redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] and [redacted] The qualifying DTI on the loan is at least [redacted] less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted]	Reserves: [redacted] Guideline Requirement: [redacted] DTI: [redacted] Guideline Maximum DTI: [redacted]	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-01-09): Client elects to waive with compensating factors.			01/09/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
56	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Failure due to missing the award letter				Reviewer Comment (2026-01-09): Lender removed income. Condition cleared Buyer Comment (2026-01-09): Submitted updated [redacted]and [redacted]with removal of undocumented [redacted]benefits	01/09/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
58	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception provided for primary residence in spouses name has [redacted] lates payments on [redacted]. These lates are on [redacted] separate mortgage on primary. [redacted] on [redacted]lien and [redacted] on [redacted]mortgage.	Borrower has owned the subject property for at least [redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted].	Borrower has owned the subject property for [redacted].	Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-01-12): Client elects to waive with compensating factors.			01/12/2026	2		B		B		B		B		B		TX	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
62	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	No evidence that borrower received a copy of appraisal [redacted] business days to closing.				Reviewer Comment (2026-01-13): [redacted] received. Buyer Comment (2026-01-12): Proof of download was included in the initial shipping package and is located in your portal under doc ID [redacted] .	01/13/2026			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
62	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided				Reviewer Comment (2026-01-13): Taxes and insurance were not escrowed as per [redacted]. Buyer Comment (2026-01-12): [redacted] does not apply with borrower signing Escrow Waiver included in the initial shipping package located in your portal under doc ID [redacted] . Initial CD under doc ID [redacted] and [redacted] under doc ID [redacted] also reflect No Escrow with property costs over [redacted] year.	01/13/2026			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
63	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for documenting receipt of rents from the [redacted].	Borrower has owned the subject property for at least [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by [redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	Reserves: [redacted] Guideline Requirement: [redacted] Debt Service Coverage Ratio: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-12): Client elects to waive with compensating factors.			01/12/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
63	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing and signed/dated close out letter for the Heloc paid at closing.				Reviewer Comment (2026-01-15): Received clarification/approval/documentation from lender. Condition cleared. Buyer Comment (2026-01-12): Per the payoff provided Doc ID [redacted] "You understand that no further advances will be allowed on this account as of the date of this letter and that the available credit will be terminated and the account closed at the time of payoff.", nothing additional is required.	01/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
66	[redacted]	[redacted]	[redacted]		[redacted]			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-	Appraisal transfer letter is missing in file.				Reviewer Comment (2026-01-20): [redacted] cert available, exception cleared Buyer Comment (2026-01-16): The [redacted] Certs were provided in the initial shipping package Doc ID [redacted] . Reviewer Comment (2026-01-13): No new document received. Transferred appraisals are permitted with [redacted] cert. Exception remains. Buyer Comment (2026-01-12): [redacted] does not require appraisal transfer letters.	01/20/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	B	A	Non QM	Non QM	No
66	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Adjusts Once	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest.	Principal and Interest adjust a single adjustment in [redacted] years. Loan is [redacted] year Interest only fixed rate.				Reviewer Comment (2026-01-13): No new document received. Updated loan terms per final closing disclosure. Exception cleared. Buyer Comment (2026-01-12): The loan program is a [redacted] , the [redacted] Doc ID [redacted] accurately denotes years [redacted] as interest only with P&I of $[redacted] and years [redacted] , as reflected on the Note Doc ID [redacted] and Amortization Schedule Doc ID [redacted] .	01/13/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	B	A	Non QM	Non QM	Yes
66	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Disbursement date :[redacted] Transaction date: [redacted]				Reviewer Comment (2026-01-20): [redacted] received, exception cleared. Buyer Comment (2026-01-16): [redacted] cure documentation uploaded for review.	01/20/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	B	A	Non QM	Non QM	Yes
67	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception has been requested and approved to use [redacted]% of market rents with the evidence of [redacted] rent to calculate the DSCR. Guideline requires [redacted] evidence with the compensating factors of FICO [redacted] points, [redacted] year as real estate investor and [redacted]. Unable to downgrade/waive due to insufficient comp factors. The FICO is [redacted]however the minimum requirement is [redacted] per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months.	Reserves: [redacted] Guideline Requirement: [redacted]	Aggregator,SitusAMC	Reviewer Comment (2026-01-16): Lender Exception with Compensating Factors provided. Buyer Comment (2026-01-13): Updated approved credit exception uploaded for review.			01/16/2026	2	C	B	C	B	C	B	C	B	C	B		SC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
67	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		A Certificate of Good Standing is not located in the file.				Reviewer Comment (2026-01-16): document provided Buyer Comment (2026-01-13): COGS and UW Cert uploaded for review.	01/16/2026			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
68	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2026-01-20): Updated IEAD received and verified. Exception cleared. Buyer Comment (2026-01-16): [redacted] and IEADS documentation uploaded for review.	01/20/2026	1	B	A	B	A	B	A	B	A	B	A	CA	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																					If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
69	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for Entity Layered Under [redacted], Investment Purchase: [redacted] is Owned by family trust with [redacted] Ownership. Family Trust is revocable.	Miscellaneous Borrower has been employed in the same industry for more than [redacted]years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months.	[redacted]Credit Score [redacted]% DTI. [redacted]Months Reserve. $[redacted]Residual Income Borrower has been employed in the same industry for more than [redacted] years. Reserves: [redacted] Guideline Requirement: [redacted]	Originator Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-13): Client elects to waive with compensating factors.			01/13/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
69	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystubs are missing for the primary borrower's both jobs. Required per lender guides for wage earners.				Reviewer Comment (2026-01-20): Received paystubs for both the employers. Exception Cleared. Buyer Comment (2026-01-14): Paystubs uploaded for review.	01/20/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
72	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-13): Sufficient Cure Provided At Closing		01/13/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
74	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-13): Sufficient Cure Provided At Closing		01/13/2026		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
75	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Verification disclosure was delivered to borrower [redacted] business days prior to closing was not provided.				Reviewer Comment (2026-01-13): [redacted]received rebuttal and disclosure summary suffice Buyer Comment (2026-01-13): Disclosure Tracking Summary provided Doc ID [redacted]denotes the initial closing disclosure was received/signed on [redacted], which was provided in the initial shipping package Doc ID [redacted], meeting the requirements for closing on [redacted].	01/13/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
77	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-13): Sufficient Cure Provided At Closing		01/13/2026		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
79	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Supporting evidence of borrower's funds to close of $[redacted]from the employer is required. The source of these funds is required.				Reviewer Comment (2026-01-20): Received Payment agreement. Exception Cleared. Buyer Comment (2026-01-14): Submitted pay agmt for review.	01/20/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
81	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for [redacted]unit using STR cash out refinance using [redacted]	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	Loan to Value: [redacted]% Guideline Maximum Loan to Value: [redacted]% Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-14): Client elects to waive with compensating factors.			01/14/2026	2		B		B		B		B		B		FL	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
84	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted]([redacted]) business days prior to consummation.	Verification of appraisal being delivered to the borrower was not provided.				Reviewer Comment (2026-01-20): Received Appraisal notice dated [redacted]. Exception cleared. Buyer Comment (2026-01-15): The appraisal report was sent to the borrower on [redacted] per Doc ID [redacted]page [redacted], the presumed receipt date is [redacted], the loan did not closed until [redacted], the ECOA [redacted]business day requirement was met.	01/20/2026			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
85	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender approved exception for LTV of [redacted]% on a primary purchase for a rural property when [redacted]% is a maximum. The compensating factors are [redacted]FICO, [redacted]months reserves and $[redacted]residual income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Borrower has verified disposable income of at least $[redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-15): Client elects to waive with compensating factors.			01/15/2026	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
85	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Lender approved exception for LTV of [redacted]% on a primary purchase for a rural property when [redacted]% is a maximum. The compensating factors are [redacted]FICO, [redacted] months reserves and $[redacted]residual income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Borrower has verified disposable income of at least $[redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-15): Client elects to waive with compensating factors.			01/15/2026	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
90	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested Allow appraisal marked rural to Completed% LTV	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Reserves: [redacted] Guideline Requirement: [redacted] DTI: [redacted]% Guideline Maximum DTI: [redacted]%	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-15): Client elects to waive with compensating factors.			01/15/2026	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
91	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A valid COC for the fee increase was not provided.				Reviewer Comment (2026-01-14): Sufficient Cure Provided At Closing		01/14/2026		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
91	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception provided to allow [redacted]visa type as non-perm.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted]	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-01-15): Client elects to waive wth compensating factors.			01/15/2026	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
91	[redacted]	[redacted]	[redacted]	[redacted]	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Documentation to verify a [redacted]-month housing history is not located in the file.	Reviewer Comment (2026-01-23): Confirmed from fraud report property was purchased on[redacted]. [redacted] mortgage payments [redacted]months verified from mortgage statements, recent mortgage payments verified from bank statements. All payments verified after purchasing the property, exception cleared.

Buyer Comment (2026-01-20): Per the FraudGuard report Doc ID [redacted]page [redacted]denotes the property was initially purchased[redacted], [redacted] statement prior to the refinance uploaded denoting [redacted]late payments.

Reviewer Comment (2026-01-20): [redacted]months mortgage history is required and only [redacted]months history is provided. Previous mortgage payment history, which was paid off through closing as per Closing Disclosure Doc ID [redacted], is required. Exception remains.

Buyer Comment (2026-01-15): Per the Note provided for [redacted][redacted] Doc ID [redacted], the first payment on this property was due [redacted], the payment was paid on [redacted] per the mortgage statement Doc ID [redacted], which is further supported by the [redacted] [redacted][redacted] transaction history Doc ID [redacted]page [redacted]which reflects the [redacted] payment was made on [redacted].
																			01/23/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
92	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream [redacted]that does not match the actual payment for the loan.	Closing disclosure Page [redacted]reflected as Escrow account, however on page [redacted]no escrow				Reviewer Comment (2026-01-20): [redacted]received Letter of Explanation & Corrected CD		01/20/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
92	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Closing disclosure Page [redacted]reflected as Escrow account, however on page [redacted]no escrow				Reviewer Comment (2026-01-20): [redacted]received Letter of Explanation & Corrected CD Buyer Comment (2026-01-16): [redacted] documentation and corrected first payment letter uploaded for review.		01/20/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
92	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether property taxes are included in escrow.	Closing disclosure Page [redacted]reflected as Escrow account, however on page [redacted]no escrow				Reviewer Comment (2026-01-20): [redacted]received Letter of Explanation & Corrected CD Buyer Comment (2026-01-16): [redacted] documentation and corrected first payment letter uploaded tot trailing docs for review.		01/20/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
92	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Closing disclosure Page [redacted]reflected as Escrow account, however on page [redacted]no escrow				Reviewer Comment (2026-01-20): [redacted] received Letter of Explanation & Corrected CD Buyer Comment (2026-01-16): [redacted] documentation and corrected first payment letter uploaded tot trailing docs for review.		01/20/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
92	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Closing disclosure Page [redacted]reflected as Escrow account, however on page [redacted]no escrow				Reviewer Comment (2026-01-20): [redacted]received Letter of Explanation & Corrected CD Buyer Comment (2026-01-16): [redacted] documentation and corrected first payment letter uploaded tot trailing docs for review.		01/20/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
92	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for borrower does not have online presence or business license to verify [redacted] [redacted]. Unable to downgrade/waive due to conditions on the exception approval. Approval was subject to [redacted]months current statements for cash flow and [redacted]letters from professionals who refer the borrower business.. Neither of these were located in the file.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has verified disposable income of at least $[redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted]points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months.	Borrower has been employed in the same industry for more than [redacted]years. Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-01-20): Client elects to waive with compensating factors. Buyer Comment (2026-01-15): The documentation for the credit exception was provided in the initial shipping package Referral Letters Doc ID [redacted]pages [redacted]- [redacted], [redacted][redacted][redacted]Doc ID's [redacted], [redacted], [redacted]& [redacted] and [redacted][redacted]Doc ID's [redacted], [redacted], [redacted]& [redacted]			01/20/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Tax Returns are not signed and dated by Borrower. The P&L Statement is not dated.	Reviewer Comment (2026-02-09): Signed and dated P&L provided

Buyer Comment (2026-02-04): P&L uploaded to trailing docs for review.

Reviewer Comment (2026-01-28): The P&L statement is signed but not dated. Per guidelines, A year-to-date P&L is required if the application is dated more than [redacted] days after the end of the business's tax year. Must be signed and dated.

Buyer Comment (2026-01-23): [redacted] guidelines do not require the signatures on personal or business tax returns, additionally the tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted].

Reviewer Comment (2026-01-23): Borrower Individual Tax return [redacted] and Business Tax return [redacted] document is not signed with dated. Signed Date is not given on document. Exception Remains.

Buyer Comment (2026-01-21): The tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted]. Nothing additional would be required. Additional [redacted] guidelines do not require the signatures.

Reviewer Comment (2026-01-21): The Personal and Business tax returns are not signed and dated by the borrower.

Buyer Comment (2026-01-20): The tax returns were signed electronically via PIN ID per Doc ID [redacted]page [redacted]and the P&L provided Doc ID [redacted]is Dated [redacted] [redacted] thru [redacted] [redacted].
																			02/09/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
95	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records.	[redacted]due to missing signed and dated tax returns and dated P&L Statement.	Reviewer Comment (2026-02-09): Signed and dated P&L provided

Buyer Comment (2026-02-04): P&L uploaded to trailing docs for review.

Reviewer Comment (2026-01-28): The P&L statement is signed but not dated. Per guidelines, A year-to-date P&L is required if the application is dated more than [redacted] days after the end of the business's tax year. Must be signed and dated.

Buyer Comment (2026-01-23): [redacted] guidelines do not require the signatures on personal or business tax returns, additionally the tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted].

Reviewer Comment (2026-01-23): Borrower Individual Tax return [redacted]and Business Tax return [redacted] document is not signed with dated. Signed Date is not given on document. Exception Remains.

Buyer Comment (2026-01-21): The tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted] . Nothing additional would be required. Additional [redacted] guidelines do not require the signatures.

Reviewer Comment (2026-01-21): The Personal and Business tax returns are not signed and dated by the borrower.

Buyer Comment (2026-01-20): The tax returns were signed electronically via PIN ID per Doc ID [redacted]page [redacted]and the P&L provided Doc ID [redacted]is Dated [redacted] [redacted]thru [redacted] [redacted].
																			02/09/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	[redacted]due to missing signed and dated tax returns and dated P&L Statement.				Reviewer Comment (2026-02-09): Signed and dated P&L provided	02/09/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] ([redacted]) business days prior to closing.	Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] ([redacted]) business days prior to closing.				Reviewer Comment (2026-01-21): [redacted] Received disclosure summary showing LE dated [redacted] received by borrower on [redacted] Buyer Comment (2026-01-20): Revised LE tracking denoting the borrower viewed the document on [redacted] uploaded for review, the loan closed on [redacted], per [redacted](a)([redacted]) and [redacted](e)([redacted])([redacted]) the timing requirements were met .	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]	[redacted]	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The Personal and Business tax returns are not signed and dated. The P&L Statement is not dated.	Reviewer Comment (2026-02-09): Received signed and dated P&L. Exception cleared.

Buyer Comment (2026-02-04): P&L uploaded for review.

Reviewer Comment (2026-01-28): The P&L statement is signed but not dated. Per guidelines, A year-to-date P&L is required if the application is dated more than [redacted] days after the end of the business's tax year. Must be signed and dated.

Buyer Comment (2026-01-23): [redacted] guidelines do not require the signatures on personal or business tax returns, additionally the tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted].

Reviewer Comment (2026-01-23): Borrower Individual Tax return [redacted] and Business Tax return [redacted] document is not signed with dated. Signed Date is not given on document. Exception Remains.

Buyer Comment (2026-01-21): The tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted]. Nothing additional would be required. Additional [redacted] guidelines do not require the signatures.

Reviewer Comment (2026-01-21): The Personal and Business tax returns are not signed and dated by the borrower.

Buyer Comment (2026-01-20): The tax returns were signed electronically via PIN ID per Doc ID [redacted]page [redacted]and the P&L provided Doc ID [redacted]is Dated [redacted] [redacted]thru [redacted] [redacted].
																			02/09/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing signed and dated tax returns and dated P&L Statement.	Reviewer Comment (2026-02-09): Received signed and dated P&L. Exception cleared.

Buyer Comment (2026-02-04): P&L uploaded to trailing docs for review.

Reviewer Comment (2026-01-28): The P&L statement is signed but not dated. Per guidelines, A year-to-date P&L is required if the application is dated more than [redacted] days after the end of the business's tax year. Must be signed and dated.

Buyer Comment (2026-01-23): [redacted] guidelines do not require the signatures on personal or business tax returns, additionally the tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted].

Reviewer Comment (2026-01-23): Borrower Individual Tax return [redacted]and Business Tax return [redacted] document is not signed with dated. Signed Date is not given on document. Exception Remains.

Buyer Comment (2026-01-21): The tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted] . Nothing additional would be required. Additional [redacted] guidelines do not require the signatures.

Reviewer Comment (2026-01-21): The Personal and Business tax returns are not signed and dated by the borrower.

Buyer Comment (2026-01-20): The tax returns were signed electronically via PIN ID per Doc ID [redacted]page [redacted]and the P&L provided Doc ID [redacted]is Dated [redacted] [redacted] thru [redacted] [redacted].
																			02/09/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
95	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing [redacted] or more guideline components, the loan is at ATR risk.	Waterfall due to missing signed and dated tax returns and dated P&L Statement.	Reviewer Comment (2026-02-09): Received signed and dated P&L. Exception cleared.

Buyer Comment (2026-02-04): P&L uploaded to trailing docs for review.

Reviewer Comment (2026-01-28): The P&L statement is signed but not dated. Per guidelines, A year-to-date P&L is required if the application is dated more than [redacted] days after the end of the business's tax year. Must be signed and dated.

Buyer Comment (2026-01-23): [redacted] guidelines do not require the signatures on personal or business tax returns, additionally the tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted]and [redacted] page [redacted].

Reviewer Comment (2026-01-23): Borrower Individual Tax return [redacted] and Business Tax return [redacted] document is not signed with dated. Signed Date is not given on document. Exception Remains.

Buyer Comment (2026-01-21): The tax returns were signed electronically via PIN ID per Doc ID [redacted] page [redacted] and [redacted] page [redacted]. Nothing additional would be required. Additional [redacted] guidelines do not require the signatures.

Reviewer Comment (2026-01-21): The Personal and Business tax returns are not signed and dated by the borrower.

Buyer Comment (2026-01-20): The tax returns were signed electronically via PIN ID per Doc ID [redacted]page [redacted]and the P&L provided Doc ID [redacted]is Dated [redacted] [redacted]thru [redacted] [redacted].
																			02/09/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
98	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted] or Final Disclosure APR of[redacted] is equal to or greater than the threshold of APOR [redacted]. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2026-01-27): Company closed for business on [redacted] thereby meeting appraisal timing requirements.

Buyer Comment (2026-01-23): Submitted Disclosure Tracking to support Appraisal Disclosure being delivered on [redacted]. Lender was not open for business [redacted], [redacted] [redacted] or [redacted], [redacted] [redacted].

Buyer Comment (2026-01-23): Submitted Disclosure Tracking to support appraisal disclosure being sent to the borrower [redacted].

Reviewer Comment (2026-01-23): Received Appraisal/Valuation Acknowledgement Doc [redacted] is required to check either option [redacted] by the borrower. Exception remains.

Buyer Comment (2026-01-20): Borrower signed acknowledgments of appraisal delivery were included in the initial shipping package and are located in your portal under doc IDs [redacted] and [redacted] supporting receipt of all reports [redacted] business days prior to consummation, and per the Disclosure Tracking Summary under doc ID [redacted], the Initial LE dated [redacted] under doc ID [redacted]was received by the borrower on [redacted].
																			01/27/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
98	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] of the loan application date.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Reviewer Comment (2026-01-28): Right to receive a copy of the appraisal disclosure timing requirements have been met, as the lender was closed on [redacted] per the [redacted]holiday calendar provided. Exception Cleared.

Buyer Comment (2026-01-23): Submitted Disclosure Tracking to support Appraisal Disclosure being delivered on [redacted]. Lender was not open for business [redacted], [redacted] [redacted]or [redacted], [redacted] [redacted].

Reviewer Comment (2026-01-22): [redacted]received Lender's Holiday Calendar for [redacted]. Considering [redacted] as holiday right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date [redacted]

Buyer Comment (2026-01-20): Borrower signed acknowledgments of appraisal delivery were included in the initial shipping package and are located in your portal under doc IDs [redacted] and [redacted] supporting receipt of all reports [redacted] business days prior to consummation.
																			01/28/2026			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
98	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redacted] of the loan application date.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Reviewer Comment (2026-01-27): Appraisal timing requirements met with lender being closed on [redacted]

Buyer Comment (2026-01-23): Submitted Disclosure Tracking to support Appraisal Disclosure being delivered on [redacted]. Lender was not open for business [redacted], [redacted] [redacted] or [redacted], [redacted] [redacted].

Reviewer Comment (2026-01-22): [redacted] received Lender's Holiday Calendar for [redacted]. Considering [redacted] as holiday right to receive a copy of the Appraisal Disclosure within [redacted] days of the loan application date [redacted]

Buyer Comment (2026-01-20): Borrower signed acknowledgments of appraisal delivery were included in the initial shipping package and are located in your portal under doc IDs [redacted] and [redacted]supporting receipt of all reports [redacted] business days prior to consummation.
																			01/27/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
98	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within[redacted] business days of application.	[redacted] Application date is [redacted] and earliest LE in file is dated [redacted] which is not within[redacted] of the application. Provide Initial LE dated [redacted] or prior.	Reviewer Comment (2026-01-23): Exception cleared. Disclosed [redacted] business days from application excluding lender holidays

Reviewer Comment (2026-01-22): [redacted] received Lender's Holiday Calendar for [redacted]. Considering [redacted] as holiday LE received within [redacted] business days from the application date of [redacted].

Buyer Comment (2026-01-21): [redacted] [redacted] holiday schedule has been uploaded for review.  [redacted] was closed for business on [redacted] and[redacted], the LE was due and provided as of [redacted] per disclosure tracking that was provided Doc ID [redacted]. Timing requirements were met.
																			01/23/2026			1		A		A		A		A		A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business bank statement for [redacted]. for the period ending [redacted] is missing.				Reviewer Comment (2026-01-22): Bank Statement received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business bank statement is missing for [redacted] for the month of [redacted].				Reviewer Comment (2026-01-22): [redacted] month [redacted] bank statement received and verified. Exception cleared. Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower is a wage earner; per guidelines, a completed [redacted] form is required.				Reviewer Comment (2026-01-22): 4506 C received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2026-01-22): Bank Statement and 4506 C received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
99	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional [redacted]-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at [redacted] prior to closing dated [redacted] disclosed an inaccurate APR of [redacted] compared to the actual APR at consummation of [redacted] and a revised CD disclosing an accurate APR was not received by borrower at least [redacted] business days prior to consummation.					Reviewer Comment (2026-01-27): [redacted] received Proof of receipt. Buyer Comment (2026-01-23): Closing disclosure dated [redacted], signed [redacted] uploaded for review.	01/27/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing [redacted] guideline components, the loan is at ATR risk.	Based on the loan failing [redacted] guideline components, the loan is at ATR risk.				Reviewer Comment (2026-01-22): Bank Statement and 4506 C received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing the [redacted] Bank statement for [redacted] and the [redacted]and [redacted] documents for the Borrowers wage income.				Reviewer Comment (2026-01-22): Bank Statement and 4506 C received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
99	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing the [redacted] [redacted]Bank statement for [redacted] Business Account and the [redacted]and [redacted] documents for the Borrowers wage income.				Reviewer Comment (2026-01-22): Bank Statement and 4506 C received and verified. Exception cleared Buyer Comment (2026-01-21): Submitted the [redacted] [redacted] business asset and the 4506-C for the borrower.	01/22/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing signed and dated [redacted] and an Audited YTD P&L for self-employed income.				Reviewer Comment (2026-01-21): 4506-C not required for sole proprietor. Additionally, signed P&L present in file. Exception cleared. Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on [redacted] was included in the initial shipping package and is located in your portal under doc IDs [redacted] and [redacted].	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing signed and dated [redacted] and an Audited YTD P&L for self-employed income, causing the loan to [redacted]through QM Testing, resulting in a Loan Designation discrepancy.				Reviewer Comment (2026-01-21): Loan is Non-QM. Reviewer Comment (2026-01-21): Required most recent signed and dated [redacted] and tax transcript to clear this condition. Exception remains. Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on [redacted] was included in the initial shipping package and is located in your portal under doc IDs [redacted]and [redacted].	01/21/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
101	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Missing signed and dated [redacted]and an Audited YTD P&L for self-employed income, causing the loan to [redacted]through QM Testing.	Reviewer Comment (2026-01-21): Sufficient documentation was provided and meets lender guidelines. Condition cleared.

Reviewer Comment (2026-01-21): Required most recent signed and dated  [redacted] and tax transcript to clear this condition. Exception remains.

Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for  [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on  [redacted] was included in the initial shipping package and is located in your portal under doc IDs  [redacted]and  [redacted].
																			01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing [redacted] guideline components, the loan is at ATR risk.	Missing signed and dated [redacted] and an Audited YTD P&L for self-employed income, causing the loan to [redacted]through QM Testing.				Reviewer Comment (2026-01-21): 4506-C not required for sole proprietor. Additionally, signed P&L present in file. Exception cleared. Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on [redacted] was included in the initial shipping package and is located in your portal under doc IDs [redacted]and [redacted].	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing signed and dated [redacted]and an Audited YTD P&L for self-employed income, causing the loan to [redacted]through QM Testing.				Reviewer Comment (2026-01-21): 4506-C not required for sole proprietor. Additionally, signed P&L present in file. Exception cleared. Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on [redacted] was included in the initial shipping package and is located in your portal under doc IDs [redacted]and [redacted].	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing signed and dated [redacted] and an Audited YTD P&L for self-employed income, causing the loan to [redacted]through QM Testing.				Reviewer Comment (2026-01-21): Sufficient documentation was provided and meets lender guidelines. Condition cleared.	01/21/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing signed and dated [redacted] and an Audited YTD P&L for self-employed income.				Reviewer Comment (2026-01-21): 4506-C not required for sole proprietor. Additionally, signed P&L present in file. Exception cleared. Buyer Comment (2026-01-20): [redacted] policy only requires a signed 4506-C for [redacted] borrowers and wage earners. Borrower and Product are neither. Additionally, an Audited PnL is not required. The PnL e-signed by the borrower on [redacted] was included in the initial shipping package and is located in your portal under doc IDs [redacted]and [redacted].	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
101	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant[redacted] business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2026-02-02): Proof of appraisal delivery received, exception cleared Buyer Comment (2026-01-28): Submitted [redacted] POD confirmation for review.	02/02/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
102	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2026-01-23): Received Title Supplement with policy amount [redacted]. Exception cleared. Buyer Comment (2026-01-21): Submitted Title Supplement with correct loan amount.	01/23/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Investment	Refinance - Cash-out - Other		B	A	B	A			A	A		N/A	No
103	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-					Reviewer Comment (2026-01-21): Non warrantable condo confirmed as per 1008, exception cleared. Buyer Comment (2026-01-20): The final 1008 was provided in the initial shipping package Doc ID [redacted] page [redacted] under Underwriter Comments denotes "Non-Warrantable Condo: Y".	01/21/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
103	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception details: To allow P&L program on Investment Property. Borrower does not have online presence or business license to verify [redacted] SE. Borrower is Self Employed as the owner of [redacted] [redacted] for over [redacted]. A P&L completed by [redacted] was provided. Compensating factors are FICO OF [redacted] and LTV is [redacted]below max	The representative FICO score exceeds the guideline minimum by at least [redacted] The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted].	FICO [redacted] points LTV [redacted] below max	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-01-20): Client elected to waive the condition with the following Compensating Factors: FICO [redacted] + points LTV [redacted] below max			01/20/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
104	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Guideline	Guideline Issue	Guideline	Valuation requirements not met.		Secondary valuation is not provided.				Reviewer Comment (2026-01-23): No [redacted] party review required is required when CU score is [redacted] which is lower than [redacted] Exception cleared. Buyer Comment (2026-01-20): The [redacted] UCDP [redacted] CU [redacted] was provided in the initial shipping package Doc ID [redacted], which is sufficient per guidelines.	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
104	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	No evidence that borrower received a copy of appraisal [redacted]business days to closing.				Reviewer Comment (2026-01-23): [redacted] received & associated. Exception cleared. Buyer Comment (2026-01-21): Proof of appraisal receipt on [redacted] uploaded for review.	01/23/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
104	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-16): Sufficient Cure Provided At Closing		01/16/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
105	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted] prior to [redacted] business days from transaction date of [redacted]	Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted] The issue is the final CD was not signed by borrower until [redacted]				Reviewer Comment (2026-01-28): Received post closing documentation. Condition cleared. Buyer Comment (2026-01-26): [redacted] and [redacted] documentation uploaded for review.	01/28/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
105	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected [redacted]	Actual Date [redacted] on Notice of Right to Cancel occurs prior to expected date [redacted]				Reviewer Comment (2026-02-02): Corrected RTC form received along with mailing label. Buyer Comment (2026-01-30): To be cleared after midnight tonight. Reviewer Comment (2026-01-28): Received [redacted], letter to borrower, new RTC and mailing label. The new RTC provides borrower until [redacted] midnight for new rescission. Once the new rescission period has expired, condition can be cleared. Buyer Comment (2026-01-26): [redacted] and [redacted] documentation uploaded to trailing docs for review.	02/02/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
105	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title shows a [redacted] lien. Evidence this has been satisfied/removed from title or subordinated would be required.				Reviewer Comment (2026-01-28): Received recorded satisfaction. Condition cleared. Buyer Comment (2026-01-23): Submitted recorded [redacted] termination	01/28/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
106	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[redacted] missing in the file.				Reviewer Comment (2026-01-23): [redacted] not required. Exception Cleared. Buyer Comment (2026-01-21): Per section [redacted] of the guidelines form 4506-C is not required, as paystubs and W2's were provided in file.	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	[redacted] due to missing [redacted]documents.				Reviewer Comment (2026-01-23): [redacted] not required. Exception Cleared. Buyer Comment (2026-01-21): Per section [redacted] of the guidelines form 4506-C is not required, as paystubs and W2's were provided in file.	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year [redacted] Underdisclosed - [redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year [redacted] of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted] Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared. Buyer Comment (2026-01-21): [redacted] uploaded for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream [redacted] that does not match the actual payment for the loan.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted] Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs [redacted] Underdisclosed - [redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over[redacted] of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-21): Cured on [redacted] dated [redacted] prior to discovery date. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether property taxes are included in escrow.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] did not disclose the Monthly Escrow Payment.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted] Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared.		01/23/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-21): Cured on [redacted] dated [redacted] prior to discovery date. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on[redacted] incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure missing in the file.				Reviewer Comment (2026-01-23): Cured prior to [redacted]. Reviewer Comment (2026-01-23): Cleared in error. Reviewer Comment (2026-01-21): Cured on [redacted] dated [redacted] prior to discovery date. Buyer Comment (2026-01-21): [redacted] uploaded to trailing docs for review.		01/23/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.					Reviewer Comment (2026-01-23): [redacted] received in file. Exception Cleared.	01/23/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing the [redacted] and [redacted] 4506 documents				Reviewer Comment (2026-01-23): [redacted] not required. Exception Cleared. Buyer Comment (2026-01-21): Per section [redacted] of the guidelines form 4506-C is not required, as paystubs and W2's were provided in file.	01/23/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year [redacted] Underdisclosed - [redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year [redacted] of on Final Closing Disclosure provided on [redacted] are underdisclosed.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted]		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream [redacted] that does not match the actual payment for the loan.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted].		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted].		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year [redacted] Underdisclosed - [redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year [redacted] of on Final Closing Disclosure provided on [redacted] are underdisclosed.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted]		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether property taxes are included in escrow.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted].		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] did not disclose the Monthly Escrow Payment.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted]		01/23/2026		1		A		A		A		A		A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted]		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
106	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	As per Final CD provided on [redacted] reflects no escrow however post closed CD covers taxes and insurance under escrow.				Reviewer Comment (2026-01-23): Exception cured prior to [redacted].		01/23/2026		2		B		B		B		B		B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
108	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted] , pages [redacted] and [redacted].	01/23/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
108	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records.	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted] , pages [redacted] and [redacted].	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
108	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared.	01/23/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
108	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted], pages [redacted]and [redacted].	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
108	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted], pages [redacted] and [redacted] .	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
108	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted], pages [redacted]and [redacted].	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
108	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing a reliable Third-Party verification document for the Borrowers self-employed business [redacted]				Reviewer Comment (2026-01-23): VVOE document received and associated. Exception Cleared. Buyer Comment (2026-01-21): Borrower's [redacted] was included in the initial shipping package and is located in your portal under doc ID [redacted] , pages [redacted] and [redacted] .	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
109	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was not provided to the borrower.				Reviewer Comment (2026-01-27): Received required documentation. Condition cleared. Buyer Comment (2026-01-27): Disclosure and tracking uploaded for review.	01/27/2026			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Non QM	Non QM	No
110	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate Missing				Reviewer Comment (2026-01-23): Received Flood Certificate. Exception cleared Buyer Comment (2026-01-21): Flood certificate uploaded for review.	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
111	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2026-01-21): Cleared. Received credit report. Buyer Comment (2026-01-21): Credit report uploaded for review.	01/21/2026			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
121	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Guideline	Guideline Issue	Guideline	Valuation requirements not met.		Secondary valuations - If CU score [redacted], no [redacted] party review required.				Reviewer Comment (2026-01-27): CU score <[redacted] . Secondary valuation is not required. Exception Cleared. Buyer Comment (2026-01-23): The secondary valuation requirements were met, the [redacted] with a CU Score of [redacted] was provided in the initial shipping package Doc ID [redacted] .	01/27/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
124	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2026-01-28): Received Flood Certificate. Exception cleared Buyer Comment (2026-01-26): Submitted Flood Cert	01/28/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
126	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2026-01-28): Received Title Supplement shows policy amount as $[redacted] . Exception cleared. Buyer Comment (2026-01-26): Title supplement with correct loan size was included in the initial shipping package and is located in your portal under doc ID [redacted] , page [redacted] .	01/28/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
126	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to Note.				Reviewer Comment (2026-01-28): Received Appraisal notice dated [redacted] . Exception cleared. Buyer Comment (2026-01-26): Proof that the appraisal report was sent to the borrower on [redacted] uploaded for review, the presumed receipt date is [redacted] , the loan did not close until [redacted] , the ECOA [redacted] business day requirement was met.	01/28/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
143	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA [redacted]: [redacted] Percent Fee Tolerance exceeded for [redacted] Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Percent Fee Tolerance exceeded for [redacted] Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was missing at Closing.				Reviewer Comment (2026-01-28): Sufficient Cure Provided At Closing		01/28/2026		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
143	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation to verify a [redacted]-month housing history is not located in the file.				Reviewer Comment (2026-02-03): Received [redacted] month statement to verify housing history. Exception cleared. Buyer Comment (2026-01-30): Submitted mortgage history for review.	02/03/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
144	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the most recent [redacted] month mortgage pay history for the subject property.				Reviewer Comment (2026-02-03): Credit report provided showing a current [redacted] lien on the subject property with [redacted] months reviewed. Exception cleared. Buyer Comment (2026-01-30): Submitted joint credit report with non-borrowing spouse reflecting underlying mortgage history to the subject.	02/03/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
145	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] [redacted] business days prior to consummation.					Reviewer Comment (2026-02-10): Received Appraisal Notice dated [redacted] and Right to Receive Copy of Appraisal. Exception cleared Buyer Comment (2026-02-06): Appraisal waiver and proof the borrower received the appraisal report on [redacted] uploaded for review. The loan closed [redacted] the ECOA requirements with waiver were met.	02/10/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
145	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA [redacted]: [redacted] Percent Fee Tolerance exceeded for [redacted] Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Fee was last disclosed as [redacted] on [redacted] but disclosed as [redacted] on [redacted]. File does not contain a valid [redacted] for this fee, nor evidence of cure in file.				Reviewer Comment (2026-01-28): Sufficient Cure Provided At Closing		01/28/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
146	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The date of the [redacted] is [redacted], however the [redacted] is dated [redacted]. The [redacted] is dated [redacted] with a signature date of [redacted]. Clarification and possible corrections may be required.				Reviewer Comment (2026-02-13): Received clarification/approval/documentation from lender. Condition cleared. Reviewer Comment (2026-02-13): Note date is [redacted] , however received Security instrument is dated [redacted] and signed on [redacted] . The rider is dated [redacted] with a signature date of [redacted] . Clarification and possible corrections is required. Exception remains. Buyer Comment (2026-02-12): Corrected, recorded DOT and Rider uploaded for review.	02/13/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
148	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: [redacted] not provided		Missing [redacted] for [redacted]				Reviewer Comment (2026-02-02): As per business entity and narrative borrower is sole owner. Exception cleared. Buyer Comment (2026-01-30): Access letter does not apply. Per doc IDs [redacted] and [redacted] , borrower is sole Principal and [redacted] % owner of the business.	02/02/2026			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
149	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.					Reviewer Comment (2026-02-03): Only one compensation paid to broker. Buyer Comment (2026-01-30): Per the final closing disclosure Doc ID [redacted] the only compensating paid to the broker was lender paid per section A line [redacted] , there is no additional compensation noted, please advise.	02/03/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
152	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower signed the [redacted] on [redacted] however the notary date is [redacted]. Clarification and possible corrections may need to be made.				Reviewer Comment (2026-02-03): No new document received. Available security instrument has notary date of [redacted] . Exception cleared. Buyer Comment (2026-02-02): The notary date is [redacted] . Expanding the document view can assist with determining as such.	02/03/2026			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Purchase		C	A	C	A			A	A		N/A	No
155	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of [redacted] is less than Guideline PITIA months reserves of [redacted] .				Reviewer Comment (2026-02-04): Cleared. Received appraisal invoice Buyer Comment (2026-02-02): Appraisal invoice reflecting $[redacted] POC fees paid via credit card. The reserves should now be [redacted] months.	02/04/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A			A	A		N/A	No
157	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. [redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Second appraisal fee of $[redacted] was added without any valid changed circumstances, no cure was provided.	Reviewer Comment (2026-02-04): [redacted] received Letter of Explanation, Proof of Mailing, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-02-04): [redacted] cure documentation uploaded for review.

Reviewer Comment (2026-02-04): [redacted] received updated changed circumstance dated [redacted] , but it does not give sufficient information on why the [redacted] nd appraisal was required to add the fee. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2026-02-03): COC uploaded for review.
																				02/04/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
163	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approved exception for subject property Unit [redacted] is less than [redacted] Sqft. Compensating factor DSCR [redacted] FICO, > [redacted] year as real estate investor,[redacted] years in subject property ownership.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted] The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by [redacted]. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	Debt Service Coverage Ratio: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-03): Client elects to waive with compensating factors.			02/03/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
163	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The vesting on the title report is not the borrower.				Reviewer Comment (2026-02-05): Cleared. Title amendment provided reflects borrower vesting as the borrower. Buyer Comment (2026-02-03): Per the preliminary title Doc ID [redacted] page [redacted] was granted the property on [redacted] , with deed recorded as of [redacted] . The title company provided an Amendment at closing which was signed by the borrower as required as a condition to [redacted] , which was also provided Doc ID [redacted] page [redacted] .	02/05/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
164	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-[redacted] Citizen Status not provided		Permanent resident card is not provided in file				Reviewer Comment (2026-02-05): Received permanent resident card. Exception cleared. Buyer Comment (2026-02-03): Permanent resident card uploaded for review.	02/05/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Investment	Purchase		C	A	C	A			A	A		N/A	No
166	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third Party verification documents for the Borrowers Business in the file are not dated within [redacted] Business days to Note date.	The representative FICO score exceeds the guideline minimum by at least [redacted]points. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least [redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted] The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]	Guidelines Representative FICO: [redacted] Representative FICO: [redacted] Borrower has been employed in the same industry for more than [redacted] years.	Aggregator,SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-10): Lender exception approved. Client elects to waive with compensating factors. Buyer Comment (2026-02-05): Approved credit exception uploaded for review.			02/10/2026	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
168	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Flood Certificate in the file is dated more than [redacted] days to Closing.				Reviewer Comment (2026-02-09): Received Flood Certificate. Exception Cleared. Buyer Comment (2026-02-04): Flood certificate uploaded for review.	02/09/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
168	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving incomplete housing history for subject property as mortgage was paid in cash from [redacted] . Compensating factors are [redacted] years in subject property ownership and [redacted] .	Borrower has owned the subject property for at least [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Borrower has owned the subject property for at least [redacted] years.	Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-02-03): Client elects to waive.			02/03/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
170	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-03): Sufficient Cure Provided At Closing		02/03/2026		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
173	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	The policy effective date is [redacted] which is after the note date.				Reviewer Comment (2026-02-05): Received updated document showing correct policy period. Condition cleared. Reviewer Comment (2026-02-05): EXCEPTION HISTORY - Exception Explanation was updated on[redacted] PRIOR Exception Explanation: Hazard Insurance Policy Effective Date [redacted], Disbursement Date: [redacted] Buyer Comment (2026-02-05): HOI declaration uploaded denoting [redacted] effective date, which is the same as the disbursement date per the final closing disclosure.	02/05/2026			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
174	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.	Reviewer Comment (2026-02-06): Received required documentation. Condition cleared.

Reviewer Comment (2026-02-05): Waiver is in the file and evidence the appraisals were sent to the borrower but not when the borrower actually received them. Condition remains.

Buyer Comment (2026-02-05): As noted in the exception finding the file contains an appraisal waiver. The instructions to Escrow/Title/Closing Agent Doc ID[redacted] denotes "Appraisal/Property - Appraisal Report Deliveries: Verify copies of all appraisal reports have been delivered to the borrowers at closing. Please include the following at closing: original appraisal, revised appraisal & desk review". Additionally the acknowledgements of receipt were provided Doc ID[redacted]. All documentation was provided meeting the ECOA appraisal delivery with waiver providing reports prior to or at the time of closing.
																			02/06/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
176	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream [redacted] that does not match the actual payment for the loan.	Initial Escrow Account Disclosure Statement is reflecting Estimated Escrow Payment $[redacted] however Final CD is showing Estimated Escrow Payment $[redacted] .	Reviewer Comment (2026-02-11): Corrected CD provided within [redacted]days of closing and prior to reporting.

Buyer Comment (2026-02-09): The [redacted] provided was signed Doc ID [redacted], the loan did not fund/disburse until[redacted] per the [redacted] provided Doc ID [redacted], this is a dry funding state.

Reviewer Comment (2026-02-09): Consummation took place on [redacted], Cd was issued on [redacted], please provide LOE sent to borrower with [redacted] to cure escrow issue.

Buyer Comment (2026-02-05): The signed [redacted] was provided in the initial shipping package Doc ID [redacted].
																				02/11/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
176	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Initial Escrow Account Disclosure Statement is reflecting Monthly Escrow Payment $[redacted] however Final CD is showing Monthly Escrow Payment $[redacted] .	Reviewer Comment (2026-02-11): Corrected CD provided within [redacted]days of closing and prior to reporting.

Buyer Comment (2026-02-09): The [redacted] provided was signed Doc ID [redacted], the loan did not fund/disburse until[redacted] per the [redacted] provided Doc ID [redacted], this is a dry funding state.

Reviewer Comment (2026-02-09): Consummation took place on [redacted], Cd was issued on [redacted], please provide LOE sent to borrower with [redacted] to cure escrow issue.

Buyer Comment (2026-02-05): The signed [redacted] was provided in the initial shipping package Doc ID [redacted].
																				02/11/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
178	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower at Closing.	Credit report fee of $[redacted] not disclosed to borrower until final CD. No valid change in circumstance or cure provided.				Reviewer Comment (2026-02-05): Sufficient Cure Provided At Closing		02/05/2026		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
178	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.				Reviewer Comment (2026-02-09): [redacted] received initial CD. Buyer Comment (2026-02-06): Initial CD uploaded for review.	02/09/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
180	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower at Closing.	Seller's Closing Disclosure is less than Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.				Reviewer Comment (2026-02-05): Sufficient Cure Provided At Closing		02/05/2026		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
181	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (2026-02-10): Received Title Supplement with policy amount $[redacted]. Exception cleared. Buyer Comment (2026-02-06): Title supplement was included in the initial shipping package and is located in your portal under doc ID [redacted]	02/10/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No
184	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance address does not match Note address. Insurance address does not reflect the Unit [redacted] .				Reviewer Comment (2026-02-13): Received corrected Hazard Insurance Policy. Exception cleared. Buyer Comment (2026-02-12): Submitted corrected HOI	02/13/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
184	[redacted]	[redacted]	[redacted]		[redacted]			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal report/ Desk review does not reflect unit [redacted] .				Reviewer Comment (2026-02-19): Received Desk review. Exception cleared. Buyer Comment (2026-02-18): Corrected desk review uploaded for review. Reviewer Comment (2026-02-13): Received corrected Form [redacted]. Required corrected Desk Review. Exception remains. Buyer Comment (2026-02-12): Submitted corrected appraisal	02/19/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
188	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception: Exception approved at [redacted] % LTV with .[redacted] LLPA. Borrower is an experienced investor with housing history over [redacted] years, reserves over $[redacted] not including cash out.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Borrower has owned the subject property for at least [redacted]years. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	Reserves: [redacted] Guideline Requirement: [redacted]	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2026-02-10): Client elects to waive with comp factors.			02/10/2026	2		B		B		B		B		B		TX	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
191	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	[redacted] Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Reviewer Comment (2026-02-13): Cleared based on shorten timeframe from app date to closing ([redacted]days) with Flood Cert being provided the day after application. In addition, flood insurance was already in place for this transaction further supporting the fact the borrower was aware of their obligation for obtaining flood insurance.

Reviewer Comment (2026-02-13): Reopening to clear.

Buyer Comment (2026-02-12): EV2 acknowledged.

Reviewer Comment (2026-02-12): The final rule provides that delivery of notice must take place within a "reasonable time" before the completion of the transaction. What constitutes "reasonable" notice may vary according to the individual circumstances of a transaction. The preamble to the final rule states that the agencies generally continue to regard ten days as a "reasonable" time interval. However, in all cases an institution should bear in mind that a borrower should receive notice timely enough to ensure that:
• The borrower has the opportunity to become aware of the borrower's responsibilities under the NFIP; and
• Where applicable, the borrower can purchase flood insurance before completion of the loan transaction.
The [redacted]-day evaluation is not measured from receipt of the completed flood determination by the lender, it is a lookback from the closing date.

Reviewer Comment (2026-02-12): Exception is an EV2 for informational purposes only indicating the Notice was not signed on the application date. Lender may choose to waive.

Buyer Comment (2026-02-10): The flood certificate was obtained on [redacted]per Doc ID [redacted]page [redacted], the notice of special flood hazards disclosure was signed same day on [redacted] per Doc ID [redacted].
																			02/13/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
191	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving Condo Project currently in litigation with special Assessment for future claims. Compensating factors are [redacted] + years of current self employment and reserves greater than [redacted] Months minimum.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Borrower has been employed in the same industry for more than [redacted]years. Reserves: [redacted] Guideline Requirement: [redacted]	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-10): Client elects to waive with compensating factors.			02/10/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
191	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The insurance verification is missing for this property. The mortgage statement does not indicate any escrows.				Reviewer Comment (2026-02-12): Insurance is available. Buyer Comment (2026-02-10): The HOI for [redacted]was provided in the initial shipping package, located in your portal under the HOA Verification folder Doc ID [redacted].	02/12/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
193	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant[redacted] ) business days prior to consummation.					Reviewer Comment (2026-02-12): Preliminary appraisal was provided to borrower on [redacted] and final appraisal on [redacted]. Delivery confirmation was e-signed by borrower on same day, also borrower waived the [redacted]day waiting period, exception cleared. Buyer Comment (2026-02-10): Delivery confirmation under doc ID [redacted]reflecting [redacted] delivery is acceptable as borrower signed waiver on [redacted] under doc ID [redacted].	02/12/2026			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Refinance - Cash-out - Other		B	B	A	B	B	A	A	A	Non QM	Non QM	No
193	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property exceeds guidelines for rural by .[redacted] per appraisal. Appraisal state total area is [redacted] acres.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Same industry for more than [redacted]years. Reserves: [redacted] Guideline Requirement: [redacted] Combined Loan to Value: [redacted]% Guideline Maximum Combined Loan to Value: [redacted]% Loan to Value: [redacted]% Guideline Maximum Loan to Value: [redacted]% DTI: [redacted]% Guideline Maximum DTI: [redacted]%	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-12): Client elects to waive with comp factors.			02/12/2026	2		B		B		B		B		B		GA	Primary	Refinance - Cash-out - Other		B	B	A	B	B	A	A	A	Non QM	Non QM	No
194	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] ) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least [redacted] ) business days prior to closing.				Reviewer Comment (2026-02-11): [redacted] received [redacted]CD received[redacted] business days prior to consummation. Buyer Comment (2026-02-10): Submitted initial[redacted] CD with COC Form	02/11/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
195	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		Missing signed Initial Loan Application with correct application date. Loan officer signed initial application date is [redacted] instead of [redacted] , which seems to be a typo.				Reviewer Comment (2026-02-12): Received corrected 1003. Cleared. Buyer Comment (2026-02-10): 1003 uploaded for review.	02/12/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
196	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Preliminary Report in the file doesn't disclose the total Policy coverage amount. Provide evidence of title with sufficient policy coverage.				Reviewer Comment (2026-02-12): Revalidated documents verified and updated. Exception cleared Buyer Comment (2026-02-10): Title supplement was included in the initial shipping package and is located in your portal under doc ID [redacted].	02/12/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
196	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted] .	The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] .	Reviewer Comment (2026-02-16): [redacted] received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2026-02-12): Submitted updated [redacted] docs and RTC

Reviewer Comment (2026-02-12): [redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and copies of unexecuted RTC's with cancel by date of [redacted].  [redacted] delivery reflects that package was delivered on [redacted]. However, this was not sufficient time for the reopening of resicssion to all [redacted]full business days waiting period prior to the [redacted]  cancel by date.  Will need to provide proof of reopening of rescission with full [redacted] business days prior to cancel by date to finalize cure.

Buyer Comment (2026-02-10): Submitted [redacted] docs for review. It is understood that this condition cannot be cleared until after the new rescission period is up.
																				02/16/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
196	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on[redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted] ).	The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold.	Reviewer Comment (2026-02-16): [redacted]received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2026-02-12): Submitted updated [redacted] docs and RTC

Reviewer Comment (2026-02-12): [redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and copies of unexecuted RTC's with cancel by date of [redacted].  [redacted] delivery reflects that package was delivered on[redacted].  However, this was not sufficient time for the reopening of resicssion to all [redacted] full business days waiting period prior to the [redacted] cancel by date.  Will need to provide proof of reopening of rescission with full [redacted] business days prior to cancel by date to finalize cure.

Buyer Comment (2026-02-10): Submitted [redacted] docs for review. It is understood that this condition cannot be cleared until after the new rescission period is up.
																				02/16/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
196	[redacted]	[redacted]	[redacted]	[redacted]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page [redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted] . The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.	Final Closing Disclosure provided on[redacted] disclosed an inaccurate Total of Payments on page [redacted] that does not match the actual total of payments for the loan.	Reviewer Comment (2026-02-16): [redacted] received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2026-02-12): Submitted updated [redacted] docs and RTC

Reviewer Comment (2026-02-12): [redacted]  received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and copies of unexecuted RTC's with cancel by date of [redacted].  [redacted] delivery reflects that package was delivered on [redacted].  However, this was not sufficient time for the reopening of resicssion to all [redacted] full business days waiting period prior to the [redacted] cancel by date.  Will need to provide proof of reopening of rescission with full [redacted] business days prior to cancel by date to finalize cure.

Buyer Comment (2026-02-10): Submitted [redacted] docs for review. It is understood that this condition cannot be cleared until after the new rescission period is up.
																				02/16/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
196	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure - [redacted] Cure	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower.	Title - Endorsement Fee Amount of $[redacted] exceeds tolerance of $[redacted] . Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2026-02-10): Sufficient Cure Provided within [redacted] Days of Closing		02/10/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
196	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2026-02-12): Appraisal receipt received and verified. Exception cleared. Buyer Comment (2026-02-10): Proof of delivery of the [redacted] appraisal was included in the initial shipping package and is located in your portal under doc ID [redacted]. Using the mail rule, a [redacted]send date would be [redacted] receive date which is within tolerance based on the [redacted] consummation date.	02/12/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
197	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of organization missing for the Just[redacted]				Reviewer Comment (2026-02-12): Received Articles of Organization/Formation. Exception Cleared. Buyer Comment (2026-02-10): Articles of Formation uploaded for review.	02/12/2026			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
201	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted]business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing. Only the final CD was included in the loan file.				Reviewer Comment (2026-02-13): [redacted]received initial CD dated [redacted] Buyer Comment (2026-02-12): Initial CD with Tracking uploaded for review.	02/13/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
205	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		02/12/2026		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
205	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted]Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[redacted] Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of[redacted]exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		02/12/2026		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
205	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2026-02-18): Received evidence of borrower's receipt. Condition cleared. Buyer Comment (2026-02-18): Proof of appraisal receipt uploaded for review.	02/18/2026			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
207	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving Property which is a Condo using STR Income to qualify. Compensating factors are FICO [redacted]+ points and multiple paid as agreed mortgages [redacted]	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least[redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-16): Client elects to waive with compensating factors.			02/16/2026	2	B	B	B	B	B	B	B	B	B	B		SC	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
210	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving loan purpose of Rate term Refinance where Guidelines requires the loan to be classified as Cash out Refinance due to subject being cross collateralized/blanket mortgage with [redacted] other properties. All financed by XXX. Compensating factors are [redacted] Months of reserves, [redacted] Credit history, [redacted] mortgage history and VOM subject [redacted]	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least[redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-16): Client elects to waive with compensating factors.			02/16/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit report is not provided for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Credit report is not provided for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to missing credit report for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
211	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable [redacted]-party records.	Waterfall due to missing credit report for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing [redacted] or more guideline components, the loan is at ATR risk.	Waterfall due to missing credit report for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing credit report for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared. Buyer Comment (2026-02-17): Submitted Credit Report for review.	02/19/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
211	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall due to missing credit report for borrower				Reviewer Comment (2026-02-19): Received Credit report. Exception cleared.	02/19/2026			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		D	A	D	A	C	A	A	A	Non QM	Non QM	No
212	[redacted]	[redacted]	[redacted]		[redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for rate/term where guidelines require loan to be classified as cashout due to subject is cross collaterized/blanket mortgge with [redacted] other properties. All financed by XXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted]points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-17): Client elects to waive with compensating factors.			02/17/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
215	[redacted]	[redacted]	[redacted]		[redacted]			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Reviewer Comment (2026-02-23): Rate Lock agreement received and verified. Exception Cleared. Buyer Comment (2026-02-18): Lock confirmations uploaded for review.	02/23/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No